Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Summary of Related Party Balances and Transactions
Detail of related party balances and transactions as of and for the years ended December 31, 2020, 2021 and 2022 are as follows:

(1)	Service provided by related parties:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Marketing services from Tencent Group (1)	187,236	487,085	20,688
Payment processing services from Tencent Group (2)	34,061	37,986	27,812
Cloud technology services from Tencent Group (3)	26,931	45,343	35,260
Others	—	60	114

Total	248,228	570,474	83,874

(1)	The Group entered into a series of cooperation agreements with Tencent Group since 2020. The Group uses Tencent Group as its platform to provide marketing service.
(2)
The Group entered into a series of agreements with Tencent Group in 2016. The Group uses weixin pay (from Tencent Group) as one of its payment processing platforms to collect cash from insurance policy holders, participants of its mutual aid plan, and users on its medical crowdfunding platform. Tencent Group charges service fee for each transaction processed.

(3)	The Group entered into a series of agreements with Tencent Group since 2018. Tencent Group provides cloud technology services to the Group.

(2)	Service provided to related parties:

	Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Advertising services to Tencent Group	844	1,988	962

Total	844	1,988	962

(3)	Amount due from related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Tencent Group (1)	1,049	358

Total	1,049	358

(1)
In addition, prepayments of RMB 120,459 and RMB 89,014 were recorded separately as of December 31, 2021 and 2022 under “Prepaid expense and other assets” in relation to the traffic channel service fee paid to Tencent Group, and the balance is amortized based on traffic volume consumed.

(4)	Amount due to related parties:

	As of December 31,
	2021	2022
	RMB	RMB
Cloud technology services from Tencent Group	20,449	11,509
Others	—	44

Total	20,449	11,553